Digital Assets (Details) - Schedule of Bitcoin transactions and the corresponding values $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Schedule Of Bitcoin Transactions And The Corresponding Values Abstract
Quantity beginning balance		3,301
Value beginning balance		$ 152,856
Bitcoin mined, Quantity	[1]	5,167	3,453
Bitcoin mined, Value	[1]	$ 138,985	$ 164,393
BTC purchased, Quantity		1,000
BTC purchased, Value		$ 43,237
Bitcoin exchanged for cash and services, Quantity		(9,063)	(105)
Bitcoin exchanged for cash and services, Value		$ (179,729)	$ (4,841)
Bitcoin exchanged for long-term debt repayment, Quantity			(47)
Bitcoin exchanged for long-term debt repayment, Value			$ (1,546)
Gain (Loss) on disposition of Bitcoin, Quantity
Gain (Loss) on disposition of Bitcoin, Value		$ (150,810)	$ (289)
Revaluation of digital assets, Quantity
Revaluation of digital assets, Value		$ 2,166	$ (4,861)
Ending balance of digital assets, Quantity		405	3,301
Ending balance of digital assets, Value		$ 6,705	$ 152,856
Less digital assets pledged as collateral as of December 31, Quantity	[2]	(125)	(1,875)
Less digital assets pledged as collateral as of December 31, Value	[2]	$ (2,070)	$ (86,825)
Balance of digital assets excluding digital assets pledged as collateral as of December 31, Quantity		280	1,426
Balance of digital assets excluding digital assets pledged as collateral as of December 31, Value		$ 4,635	$ 66,031

[1]	Management estimates the fair value of BTC mined on a daily basis as the quantity of cryptocurrency received multiplied by the price quoted on Coinmarketcap on the day it was received. Management considers the prices quoted on Coinmarketcap to be a level 2 input under IFRS 13, Fair Value Measurement.
[2]	Refer to Note 16 and 17 for details of the Company’s credit facility and long-term debt, respectively, and BTC pledged as collateral.